Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2013
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Accrued Expenses and Other Payables
11.	Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2012	2013
Accrued salaries	$3,404	$13,821
Accrued bonus	3,346	221
Accrued tooling and equipment charges	865	141
Accrued professional fees	2,287	1,262
Construction payable	4,850	319
Advance received from customers	16,644	10,821
Others	2,032	2,275

	$33,428	$28,860